EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2020
EMPLOYEE BENEFIT PLANS [Abstract]
Schedule of Accumulated and Projected Benefit Obligations
The following tables provide a rollforward of the projected benefit obligation and the fair value of plan assets, set forth the defined benefit retirement plans’ funded status and provide detail of the components of net periodic pension cost calculated for the U.K. pension plans. The measurement date adopted is March 31. For the purposes of amortizing gains and losses, the 10% corridor approach has been adopted and assets are taken at fair market value. Any such gains or losses are amortized over the average remaining life expectancy of the plan members.

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019	Fiscal Year Ended March 31, 2019
Change in benefit obligation:		(In thousands)
Projected benefit obligation (PBO) at beginning of period	$528,858	$504,076	$545,128
Service cost	594	29	655
Interest cost	4,109	6,705	12,984
Actuarial loss (gain)	(5,545)	34,618	9,702
Benefit payments and expenses	(11,394)	(13,882)	(28,593)
Plan amendments	—	—	3,020
Effect of exchange rate changes	(21,630)	(2,688)	(38,820)
Projected benefit obligation (PBO) at end of period	$494,992	$528,858	$504,076

Schedule of Change in Plan Assets
The following tables provide a rollforward of the projected benefit obligation and the fair value of plan assets, set forth the defined benefit retirement plans’ funded status and provide detail of the components of net periodic pension cost calculated for the U.K. pension plans. The measurement date adopted is March 31. For the purposes of amortizing gains and losses, the 10% corridor approach has been adopted and assets are taken at fair market value. Any such gains or losses are amortized over the average remaining life expectancy of the plan members.

Change in plan assets:
Market value of assets at beginning of period	$495,343	$478,350	$508,375
Actual return on assets	6,827	24,633	18,121
Employer contributions	7,144	9,032	16,644
Benefit payments and expenses	(11,394)	(13,882)	(28,593)
Effect of exchange rate changes	(20,783)	(2,790)	(36,197)
Market value of assets at end of period	$477,137	$495,343	$478,350

Schedule of Net Funded Status
The following tables provide a rollforward of the projected benefit obligation and the fair value of plan assets, set forth the defined benefit retirement plans’ funded status and provide detail of the components of net periodic pension cost calculated for the U.K. pension plans. The measurement date adopted is March 31. For the purposes of amortizing gains and losses, the 10% corridor approach has been adopted and assets are taken at fair market value. Any such gains or losses are amortized over the average remaining life expectancy of the plan members.
Reconciliation of funded status:
Accumulated benefit obligation (ABO)	$494,992	$528,858	$504,076
Projected benefit obligation (PBO)	$494,992	$528,858	$504,076
Fair value of assets	(477,137)	(495,343)	(478,350)
Net recognized pension liability	$17,855	$33,515	$25,726
Amounts recognized in accumulated other comprehensive loss	$(6,389)	$—	$219,232

Schedule of Components of Net Periodic Pension Cost
The following tables provide a rollforward of the projected benefit obligation and the fair value of plan assets, set forth the defined benefit retirement plans’ funded status and provide detail of the components of net periodic pension cost calculated for the U.K. pension plans. The measurement date adopted is March 31. For the purposes of amortizing gains and losses, the 10% corridor approach has been adopted and assets are taken at fair market value. Any such gains or losses are amortized over the average remaining life expectancy of the plan members.
	Successor		Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,	Fiscal Year Ended March 31,
	2020	2019	2019	2018
			(In thousands)
Components of net periodic pension cost:
Service cost for benefits earned during the period	$594	$29	$655	$856
Interest cost on PBO	4,109	6,705	12,984	12,914
Expected return on assets	(5,735)	(5,610)	(17,118)	(21,184)
Amortization of unrecognized losses	—	—	8,001	8,151
Net periodic pension cost	$(1,032)	$1,124	$4,522	$737

Schedule of Assumptions
Actuarial assumptions used to develop the components of the U.K. plans were as follows:

	Successor		Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019
			Fiscal Year Ended March 31,
			2019	2018
Discount rate	1.90%	1.90%	2.60%	2.40%
Expected long-term rate of return on assets	2.80%	2.80%	3.62%	4.41%
Pension increase rate .	2.80%	2.80%	2.90%	3.00%

Schedule of Investment Strategy
The market value of the plan’s assets as of March 31, 2020 (Successor) and March 31, 2019 (Predecessor) was allocated between asset classes as follows. Details of target allocation percentages under the Plan Trustee’s investment strategies as of the same dates are also included.

	Successor	Predecessor	Successor	Predecessor
Asset Category	Target Allocation as of March 31, 2020	Target Allocation as of March 31, 2019	Actual Allocation as of March 31, 2020	Actual Allocation as of March 31, 2019
Equity securities	25.3%	25.4%	23.0%	24.1%
Debt securities	25.0%	34.8%	27.1%	44.5%
Property	7.4%	7.4%	6.5%	6.1%
Other assets	42.3%	32.4%	43.4%	25.3%
Total	100.0%	100.0%	100.0%	100.0%

Schedule of Fair Value Hierarchy
The following table summarizes, by level within the fair value hierarchy, the plan assets as of March 31, 2020 (Successor), which are valued at fair value (in thousands):

		Successor
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2020
Cash and cash equivalents	$8,680	$—	$—	$8,680
Cash plus	—	10,788	—	10,788
Equity investments - U.K.	992	—	—	992
Equity investments - Non-U.K.	1,488	—	—	1,488
Insurance Linked Securities	—	24,303	—	24,303
Illiquid credit	—	—	28,271	28,271
Diversified growth (absolute return) funds	868	40,919	—	41,787
Government debt securities	248	86,549	—	86,797
Corporate debt securities	1,612	—	—	1,612
Alternatives	—	41,167	—	41,167
Property debt	—	—	31,247	31,247
Multi asset credit	—	40,918	—	40,918
Insurance policies	—	—	159,087	159,087
Total investments	$13,888	$244,644	$218,605	$477,137

The following table summarizes, by level within the fair value hierarchy, the plan assets as of March 31, 2019 (Predecessor), which are valued at fair value (in thousands):

		Predecessor
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2019

Cash and cash equivalents	$26,191	$—	$—	$26,191
Cash plus	—	84,438	—	84,438
Equity investments - U.K.	—	2,476	—	2,476
Equity investments - Non-U.K.	—	1,303	—	1,303
Insurance Linked Securities	—	—	25,279	25,279
Illiquid credit	—	—	40,004	40,004
Diversified growth (absolute return) funds	—	86,001	—	86,001
Government debt securities	—	138,384	—	138,384
Corporate debt securities	—	74,274	—	74,274
Total investments	$26,191	$386,876	$65,283	$478,350

Future Benefit Payments
Estimated future benefit payments over each of the next five fiscal years from March 31, 2020 (Successor) and in the aggregate for the following five fiscal years after fiscal year 2025 are as follows (in thousands):

Successor
Projected Benefit Payments by the Plans for Fiscal Years Ending March 31,	Payments
2021	$21,451
2022	21,823
2023	22,567
2024	22,815
2025	23,187
Aggregate 2026 - 2030	119,408

Schedule of Stock Option Activity
No stock-based compensation was awarded in fiscal year 2020 under the 2007 Plan. The 2007 Plan and all awards thereunder were cancelled effective upon emergence from bankruptcy on October 31, 2019 (Predecessor).

	Weighted Average Exercise Prices	Number of Shares

Outstanding at March 31, 2019 (Predecessor)	$26.49	3,217,723
Expired or forfeited	25.74	(130,023)
Cancelled	26.54	(3,087,700)
Outstanding at October 31, 2019 (Predecessor)	—	—

Schedule of Black Scholes Assumptions
The following table shows the assumptions used to compute the stock-based compensation expense for stock option grants issued during fiscal year 2019 (Predecessor) and fiscal year 2018 (Predecessor).

	Predecessor
	Fiscal Year Ended March 31,
	2019	2018
Risk free interest rate	2.76%	1.78%
Expected life (years)	5	5
Volatility	62.8%	56.1%
Dividend yield	—%	3.98%
Weighted average grant-date fair value of options granted	$6.71	$2.53

Schedule of Non-vested Restricted Stock and Restricted Stock Units
The following is a summary of non-vested restricted stock:

	Units	Weighted Average Grant Date Fair Value per Unit
Non-vested as of March 31, 2019 (Predecessor)	860,362	$9.43
Forfeited	(18,788)	9.39
Cancelled	(841,574)	9.43
Non-vested as of October 31, 2019 (Predecessor)	—	—

Schedule of Separation Programs
The expense related to the VSPs and ISPs is follows (in thousands):

	Successor		Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,	Fiscal Year Ended March 31,
VSP:	2020	2019	2019	2018
Direct cost	$—	$—	$—	$105
General and administrative		—	—	1,017
Total	$—	$—	$—	$1,122
ISP:
Direct cost	$104	$4,376	$7,125	$11,538
General and administrative	123	163	2,110	9,676
Total	$227	$4,539	$9,235	$21,214

Schedule of Stock-based Compensation Expense for Stock Options
The following table shows the assumptions used to compute the stock-based compensation expense for stock options granted during the five months ended March 31, 2020 (Successor):

	Common Stock Options	Preferred Stock Options
Risk free interest rate	1.61% to 1.91%	1.61% to 1.66%
Expected life (years)	3 to 10 years	3 to 4 years
Volatility	44% – 45%	45% – 47%
Dividend yield	—%	—%
Weighted average exercise price of options granted	$36.37 per option	$36.37 per option
Weighted average grant-date fair value of options granted	$13.00 per option	$59.52 per option